Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Core Equity VIP

	Shares	Value ($)
Common Stocks 99.3%
Communication Services 10.6%
Entertainment 2.5%
Live Nation Entertainment, Inc.*	41,846	2,658,895
Interactive Media & Services 4.7%
Alphabet, Inc. "A"*	1,569	1,846,540
Alphabet, Inc. "C"*	1,621	1,901,936
Facebook, Inc. "A"*	6,909	1,151,661
		4,900,137
Media 1.8%
Omnicom Group, Inc.	26,545	1,937,520
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	24,582	1,698,616
Consumer Discretionary 9.9%
Hotels, Restaurants & Leisure 1.2%
Yum! Brands, Inc.	12,874	1,284,954
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc.*	3,080	5,484,710
Multiline Retail 0.7%
Macy's, Inc.	27,646	664,333
Specialty Retail 1.5%
Best Buy Co., Inc.	13,125	932,662
Home Depot, Inc.	3,213	616,543
		1,549,205
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc. "B"	16,498	1,389,297
Consumer Staples 7.3%
Beverages 3.4%
Molson Coors Brewing Co. "B"	20,687	1,233,980
PepsiCo, Inc.	19,524	2,392,666
		3,626,646
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	2,589	626,901
Kroger Co.	18,992	467,203
U.S. Foods Holding Corp.*	21,554	752,450
		1,846,554
Food Products 0.5%
Conagra Brands, Inc.	19,059	528,697
Household Products 0.5%
Energizer Holdings, Inc.	11,436	513,819
Personal Products 1.1%
Coty, Inc. "A" (a)	101,986	1,172,839
Energy 4.3%
Energy Equipment & Services 0.5%
Transocean Ltd.*	53,034	461,926
Oil, Gas & Consumable Fuels 3.8%
Continental Resources., Inc.*	14,183	634,973
EOG Resources., Inc.	9,657	919,153
Exxon Mobil Corp.	11,008	889,447
Occidental Petroleum Corp.	10,437	690,929
ONEOK, Inc.	12,919	902,263
		4,036,765
Financials 13.0%
Banks 4.8%
Bank of America Corp.	19,337	533,508
Citigroup, Inc.	20,608	1,282,230
JPMorgan Chase & Co.	9,575	969,277
Popular, Inc.	22,570	1,176,574
U.S. Bancorp.	22,332	1,076,179
		5,037,768
Capital Markets 5.8%
Ares Capital Corp.	34,834	597,055
CME Group, Inc.	8,354	1,374,901
Franklin Resources., Inc.	16,385	542,999
Intercontinental Exchange, Inc.	7,195	547,827
LPL Financial Holdings, Inc.	16,558	1,153,265
State Street Corp.	11,975	788,075
TD Ameritrade Holding Corp.	8,031	401,470
The Goldman Sachs Group., Inc.	3,782	726,106
		6,131,698
Insurance 2.4%
Chubb Ltd.	9,967	1,396,177
MetLife, Inc.	27,333	1,163,566
		2,559,743
Health Care 13.9%
Biotechnology 4.4%
AbbVie, Inc.	19,785	1,594,473
Amgen, Inc.	9,154	1,739,077
Biogen., Inc.*	1,598	377,735
Gilead Sciences, Inc.	14,526	944,335
		4,655,620
Health Care Equipment & Supplies 4.8%
Becton, Dickinson & Co.	6,063	1,514,113
Boston Scientific Corp.*	22,421	860,518
Danaher Corp.	6,771	893,907
Hill-Rom Holdings, Inc.	9,632	1,019,644
Medtronic PLC	7,875	717,255
		5,005,437
Health Care Providers & Services 1.5%
Cigna Corp.*	5,295	851,542
CVS Health Corp.	5,266	283,995
McKesson Corp.	4,132	483,692
		1,619,229
Pharmaceuticals 3.2%
Eli Lilly & Co.	6,088	789,979
Merck & Co., Inc.	11,978	996,210
Pfizer, Inc.	36,233	1,538,816
		3,325,005
Industrials 11.0%
Aerospace & Defense 3.1%
Boeing Co.	6,307	2,405,616
L3 Technologies, Inc.	4,489	926,395
		3,332,011
Commercial Services & Supplies 1.5%
Waste Management, Inc.	15,809	1,642,713
Industrial Conglomerates 2.2%
Honeywell International, Inc.	6,339	1,007,394
Roper Technologies, Inc.	3,824	1,307,693
		2,315,087
Machinery 1.8%
Ingersoll-Rand PLC	8,447	911,854
Parker-Hannifin Corp.	5,582	957,983
		1,869,837
Professional Services 0.3%
Equifax, Inc.	2,384	282,504
Road & Rail 2.1%
Norfolk Southern Corp.	11,633	2,174,091
Information Technology 19.8%
IT Services 4.7%
Conduent, Inc.*	73,444	1,015,730
Gartner, Inc.*	8,523	1,292,769
Visa, Inc. "A"	16,530	2,581,821
		4,890,320
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	13,231	524,742
Intel Corp.	26,269	1,410,645
QUALCOMM., Inc.	16,132	920,008
Teradyne, Inc.	24,510	976,478
		3,831,873
Software 6.2%
Microsoft Corp.	45,531	5,369,926
Oracle Corp.	21,905	1,176,517
		6,546,443
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	24,863	4,722,727
Hewlett Packard Enterprise Co.	57,523	887,580
		5,610,307
Materials 2.8%
Chemicals 0.8%
PPG Industries, Inc.	7,255	818,872
Containers & Packaging 0.5%
Graphic Packaging Holding Co.	38,631	487,910
Metals & Mining 1.5%
Freeport-McMoRan, Inc.	127,505	1,643,539
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	6,002	1,204,781
Digital Realty Trust, Inc.	5,599	666,281
Prologis, Inc.	15,124	1,088,172
SL Green Realty Corp.	6,838	614,873
		3,574,107
Utilities 3.3%
Electric Utilities 1.3%
NextEra Energy, Inc.	7,319	1,414,909
Multi-Utilities 1.0%
CenterPoint Energy, Inc.	32,799	1,006,929
Water Utilities 1.0%
American Water Works Co., Inc.	9,800	1,021,748
Total Common Stocks (Cost $76,043,580)		104,552,613
Exchange-Traded Funds 0.3%
Vanguard S&P 500 ETF (Cost $241,548)	1,043	270,700
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (b) (c) (Cost $1,198,336)	1,198,336	1,198,336
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 2.47% (b) (Cost $473,253)	473,253	473,253
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $77,956,717)	101.1	106,494,902
Other Assets and Liabilities, Net	(1.1)	(1,183,968)
Net Assets	100.0	105,310,934

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (b) (c)
—	1,198,336 (d)	—	—	—	5,967	—	1,198,336	1,198,336
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 2.47% (b)
1,529,105	1,482,519	2,538,371	—	—	5,206	—	473,253	473,253
1,529,105	2,680,855	2,538,371	—	—	11,173	—	1,671,589	1,671,589

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $1,172,839, which is 1.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
S&P: Standard & Poor's

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$104,552,613	$—	$—	$104,552,613
Exchange-Traded Funds	270,700	—	—	270,700
Short-Term Investments	1,671,589	—	—	1,671,589
Total	$106,494,902	$—	$—	$106,494,902

(e)	See Investment Portfolio for additional detailed categorizations.